Financial Instruments and Risks - Schedule of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Total financial assets	$ 272,345	$ 104,692
Total financial liabilities	35,768	18,635
Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Total financial assets	272,345	104,692
Financial Liabilities at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	35,768	17,611
Cash and Cash Equivalents | Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Total financial assets	192,962	74,625
Term Deposits | Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Total financial assets	72,357	22,720
Accounts Receivable | Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Total financial assets	5,621	6,363
Other Financial Non-current Assets | Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Total financial assets	1,405	984
Accounts Payable | Financial Liabilities at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	6,737	1,281
Accrued Expenses | Financial Liabilities at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	15,972	9,081
Borrowings | Financial Liabilities at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities		3,330
Lease Liabilities | Financial Liabilities at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	$ 13,059	3,919
Derivative | Financial Liabilities at Fair Value through Statement of Loss
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities		$ 1,024